Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000193015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Select Growth Fund, Inc.-Institutional Class
C000020639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Select Growth Fund, Inc.-Investor Class
Without Sales Load [Member] | C000193015
Average Annual Return [Line Items]
Average Annual Return, Percent		11.80%	13.73%	15.07%
Without Sales Load [Member] | C000020639
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%	13.44%		12.98%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.16%	16.64%	17.34%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		15.16%	16.64%		13.65%